Revenue	12 Months Ended
Mar. 31, 2020
Revenue
Revenue

10.Revenue

Disaggregation of revenue

For the years ended March 31, 2020, 2019 and 2018, all of the Group’s revenues were generated in the PRC. Additionally, all of the revenues for the periods were recognized from contracts with customers. Revenue consisted of the following categories:

	For the years ended March 31,
	2020	2019	2018
Online VIP membership revenue	$22,317,033	$19,271,739	$14,717,609
Online SVIP membership revenue	6,093,679	5,054,983	—
Technical service revenue	190,359	342,118	192,934
Total	$28,601,071	$24,668,840	$14,910,543

The Group’s revenue is principally derived from the rendering of vocational education services to the members through online education platform. The online education services currently comprise of two aspects: online vocational training and virtual simulation experimental training. Students that sign up for the online vocational training can log into the platform and access pre-recorded courses in the areas of their professional development. Virtual simulation technology training offers college students the opportunity to conduct experiments in a virtual environment as part of their curricula. For VIP members who have access to all platforms except virtual simulation experimental training, the Group charges a flat annual fee of RMB 100 per member. For VIP members who signed up between July 2018 and March 2019 enjoy the sales promotion of extending the membership period from one year to two years. For SVIP members who have access to all platforms including virtual simulation experimental training, the Group charges a flat fee of RMB 300 per member per quarter.

Contract balances

The following table provides information about the Group’s contract liabilities arising from contract with customers. The increase in contract liabilities primarily resulted from the Group’s business growth.

	As of March 31,
	2020	2019
Deferred revenue-current	$16,736,365	$15,308,898
Deferred revenue-non-current	50,877	8,672,836
Total	$16,787,242	$23,981,734

	For the years ended March 31,
	2020	2019
Revenue recognized from deferred revenue balance	$15,258,021	$10,558,149

Deferred revenue refers to the remaining unamortized amount of membership fee of online members paid in advance. Deferred revenue primarily consists of membership fee received from customers for which the Group’s revenue recognition criteria have not been met. The deferred revenue will be recognized as revenue once the criteria for revenue recognition have been met.

The Group’s remaining performance obligations represents the amount of the transaction price for which service has not been performed. As of March 31, 2020, the aggregate amount of the transaction price allocated for the remaining performance obligations amounted to $16,787,242. The Group expects to recognize revenue of $ 16,736,365 and $ 50,877 related the remaining performance obligations over the next 12 months and the next 12 months to 24 months, respectively.